EARNINGS PER SHARE - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 13,408,189	R$ (7,074,198)	R$ 14,084,848
Weighted average number of shares in the year – in thousands	1,264,118	1,289,637	1,330,020
Weighted average treasury shares – in thousands	(27,416)	(24,836)	(32,827)
Weighted average number of outstanding shares – in thousands	1,236,702	1,264,801	1,297,193
Basic earnings per common share – R$	R$ 10.84189	R$ (5.59313)	R$ 10.85794